Income and Other Taxes - Income Tax Expense (Benefit), Current Deferred, by Jurisdiction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 52	$ 153	$ (50)
Deferred Federal Income Tax Expense (Benefit)	134	(17)	109
Current Foreign Tax Expense (Benefit)	103	59	84
Deferred Foreign Income Tax Expense (Benefit)	38	8	11
Current State and Local Tax Expense (Benefit)	28	46	(2)
Deferred State and Local Income Tax Expense (Benefit)	31	7	0
Current Income Tax Expense (Benefit)	386	256	152
Income Taxes Paid	$ 94	$ 49	$ 78